Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income III Portfolio	Apr. 29, 2023
VIP Freedom Lifetime Income III Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(16.04%)
Past 5 years	3.83%
Past 10 years	6.56%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0802
Average Annual Return:
Past 1 year	(15.53%)
Past 5 years	3.53%
Past 10 years	6.51%